Bank facilities	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Bank facilities	Bank facilities:
The Corporation has the following bank facilities available to it.
Letter of Guarantee Facility
The Corporation has an operating facility (“LG Facility”), enabling the bank to issue letters of guarantees, standby letters of credit, performance bonds, counter guarantees, counter standby letters of credit or similar credit on the Corporation's behalf from time to time up to a maximum of $2,000,000.
At December 31, 2020, $nil (2019 - $nil) was outstanding on the LG Facility.
Foreign Exchange Facility
The Corporation also has a demand revolving foreign exchange facility (“FX Facility”) that allows the Corporation to purchase foreign exchange currency contracts up to a maximum face value of $23,684,000, secured by a guarantee from Export Development Canada.
At December 31, 2020, the Corporation had outstanding foreign exchange currency contracts to purchase a total of CDN $16,750,000 (2019 – CDN $16,800,000) at an average rate of 1.32 CDN per U.S. dollar, resulting in an unrealized gain of CDN $632,000 at December 31, 2020 (2019 – unrealized gain of CDN $306,000). The unrealized gain on forward foreign exchange contracts is presented in prepaid expenses and other current assets on the statement of financial position.